Subsequent events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
25. Subsequent events
The Group has evaluated subsequent events through September 12, 2023 which is the date the Semi-Annual Condensed Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting as defined in IAS 10 — Events after the reporting period:
As of July 1, Thom Browne began directly operating its Korean business and its network of 17 stores. The business is now wholly owned through Thom Browne Korea, a newly formed and wholly owned company, and will be operated in the region with external support from Samsung, previously its franchise partner.
In July 2023, a financial receivable amounting to €2.2 million relating to a loan granted to Filati Biagioli Modesto S.p.A., an associate company of the Group, was converted to equity as a capital contribution.
On August 29, 2023, the release conditions relating to remaining 30% of the Escrow Shares, representing 1,509,375 ordinary shares of the Company, were satisfied.
On September 5, 2023, Zegna and Prada Group completed the previously announced acquisition of a 30% interest in Luigi Fedeli e Figlio S.r.l., the world-renowned maker of fine Italian knitwear and yarns, with each group acquiring 15% of the company. Zegna paid consideration of €4.7 million for 15% of the company.